TRADE AND OTHER RECEIVABLES - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables, net	$ 9,838	$ 4,003
Contract assets	575	0
Other receivables	353	129
Deposits	263	121
Deferred compensation cost	239	0
Prepayments	954	1,244
Trade and other current receivables	12,222	5,497
Trade receivables, gross	10,715	4,145
Credit loss allowance	(877)	(142)
Trade receivables, net	$ 9,838	$ 4,003